Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

April 9, 2024

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2233 (the “Fund”)

(CIK# 2015645)

Ladies and Gentlemen:

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), depositor and principal underwriter of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the PEO Liquid PE Strategy Portfolio, Series 2024-2Q, a unit investment trust of the Fund (the “Trust”). The Trust anticipates having an approximately 15 month term with an anticipated inception date of June 21, 2024 and an anticipated termination date of September 22, 2025. The Trust anticipates having monthly distributions.

We are requesting review of the Registration Statement because this is the first series of a strategy with a unique name and investment strategy. The Registration Statement has been prepared in substantial conformity with materials submitted on behalf of prior series sponsored by the Sponsor as well as materials submitted on behalf of several other unit investment trusts.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on June 21, 2024, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Securities and Exchange Commission (the “Commission”) at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP